Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Share-based compensation

(23) Share-based Compensation

(a) 2022 Options

On August 12, 2022, the Company granted share options (“2022 Options”) to its independent directors to purchase up to 4,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a four-year service period starting from the date of grant, with 30% (“Option D1”), 30% (“Option D2”), 20% (“Option D3”) and the remaining 20% (“Option D4”) of the options being vested on August 31 of each of the years starting from 2023 to 2026, respectively, subject to the continuous service of the option grantees. The 2022 Options expire no later than August 1, 2032, subject to earlier termination upon an optionee’s cessation of service. The 2022 Options had an exercise price of US$0.2305 (RMB1.64) and an intrinsic value of US$0.0020 (RMB0.01) per ordinary share on the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the year ended December 31, 2024, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2024	4,000,000	0.2305	5.19	408
Outstanding as of December 31, 2024	4,000,000	0.2305	4.19	—

As certain independent director resigned from the board during the year, with the board approval, the option granted to the independent director has accelerated vested at the date of resignation. For the years ended December 31, 2023 and 2024, share-based compensation expenses of RMB1,481 and RMB2,409 were recognized in connection with the 2022 Options, respectively. As of December 31, 2023 and 2024, unrecognized share-based compensation expense related to unvested share options granted to the independent directors totaled RMB2,684 and RMB312, respectively. The unvested share options expense relating to the share options with a graded vesting schedule is expected to be recognized over a weighted-average period of 1.6 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the 2022 Options that are vested at that date.

(b) Restricted Share Units (“RSUs”)

 On August 16, 2023, the board of directors of the Company granted restricted share units of 536,990 ADSs (“RSUs”) to one of our former executive offices. Pursuant to the agreement entered into between the Company and the grantee, the ADSs vest over a five-year service period starting from the date of grant, with 100,000 ADSs, 100,000 ADSs, 136,990 ADSs, 100,000 ADSs and the remaining 100,000 ADSs to be vested on June 30 of each of the years starting from 2024 to 2028, respectively, subject to the continuous service of the grantee. The fair value of the RSUs was measured as the grant-date market price of the Company’s stock at US$6.35/ADS.

On July 15, 2024, the board of directors of the Company granted an additional RSUs of 268,200 ADS to the executive office. Pursuant to the agreement entered into between the Company and the grantee, the ADSs vest over a two-year service period starting from the date of grant. Upon resignation of this executive office in September 30, 2024, the board has approved that a total of RSUs of 800,000 ADS will be immediately vested to him with a lock up period of 30 months and the remaining RSUs granted to him were forfeited. The fair value of the RSUs was measured as the grant-date market price of the Company’s stock at US$1.42/ADS.

On November 17, 2024, the board of directors of the Company granted RSUs of 1,000,000 ADS to the new chair of the board. Pursuant to the agreement entered into between the Company and the grantee, the ADSs vest over a three-year service period starting from the date of grant, with 30%, 30% and 40% to vest on grant date of each of the years starting from 2025 to 2027, respectively, subject to the continuous service of the grantee. The fair value of the RSUs was measured as the grant-date market price of the Company’s stock at US$1.13/ADS.

A summary of the activity of the service-based RSUs for the year ended December 31, 2024 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value
		US$
Unvested as of January 1, 2023	—	—
Granted	536,990	3,410
Unvested as of December 31, 2023	536,990	—
Granted	1,268,200	1,511
vested	(839,305)	—
Forfeited	(5,190)	—
Unvested as of December 31, 2024	960,695	—

The Company recorded share-based compensation expense of RMB1,987 and RMB25,329 in connection with the RSUs for the year ended December 31, 2023 and 2024, respectively. As of December 31, 2024, unrecognized share-based compensation expense related to RSUs granted to the executive officer is RMB7,924, which is expected to be recognized over a weighted-average period of 2.9 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the RSUs that are vested at that date.

(c) Million Dollar Round Table Options (“MDRT Options”)

2023 Million Dollar Round Table Options (“2023 MDRT Options”)

On February 6, 2023, the board of directors of the Company granted share options, or the 2023 MDRT Options, to its independent high-performing agents to purchase up to 13,680,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31, 2024 and March 31, 2025, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. The 2023 MDRT Options expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. The 2023 MDRT Options had an exercise price of US$0.0500 (RMB0.35) and an intrinsic value of US$0.3125 (RMB2.22) per ordinary share on the date of grant.

2024 Million Dollar Round Table Options1 (“2024 MDRT Options 1”)

On April 16, 2024, the board of directors of the Company granted share options to certain MDRT agents or the 2024 MDRT Option to purchase up to 18,088,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. 2024 MDRT Option expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. 2024 MDRT Option has an exercise price of US$0.1181 (RMB0.8582) and an intrinsic value of US$0.05 (RMB0.37) per ordinary share on the date of grant.

2024 Million Dollar Round Table Options 2 (“2024 MDRT Options 2”)

During the year of 2024, the board of directors of the Company granted share options to certain newly recruited agents and sales team leaders to purchase up to 8,330,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. 2024 MDRT Option expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. 2024 MDRT Option has an exercise price of US$0.0500 (RMB0.3634) and an intrinsic value with rang of US$0.07 (RMB0.48) to US$0.16 (RMB0.86) per ordinary share on the date of grant.

The Group used the binomial option pricing model in determining the fair value of the options granted, which requires the input of highly subjective assumptions, including the expected life of the stock option, stock price volatility, dividend rate and risk-free interest rate. The assumptions used in determining the fair value of the 2023 MDRT Options on the grant date were as follows:

Assumptions	2023 MDRT	2024 MDRT 1	2024 MDRT 2
Expected dividend yield (Note i)	3.69%	3.22%	3.22%
Risk-free interest rates (Note ii)	3.88%	4.81%	4.44-4.81%
Expected volatility (Note iii)	51.41%	59.78%	59.78-60.61%
Expected life in years (Note iv)	4.49	3.29	3.1-3.29
Exercise multiple (Note v)	2.80	1.0	1.0
Fair value of options on grant date	US$0.2896~US$0.2997	US$0.0834~US$0.0839	US$0.0711~US$0.1204

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical and future dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the end of the vesting period and the contractual term of the award of the Options plan.

(v)	Exercise multiple:

The exercise multiple was estimated based on empirical studies.

A summary of share options outstanding as of December 31, 2024, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2023	—	—	—	—
Granted	13,680,000	0.0500	4.49	4,275
Exercised	—	—	—	—
Forfeited	(2,380,000)	—	—	—
Outstanding as of December 31, 2023	11,300,000	0.0500	3.59	3,192
Granted	26,418,000	0.0955	3.19	1,778
Exercised	(210,000)	—	—	—
Forfeited	(10,039,420)	—	—	—
Outstanding as of December 31, 2024	27,468,580	0.0903	2.59	57

For the years ended December 31, 2023 and 2024, share-based compensation expense of RMB13,627 and RMB10,851, respectively, was recognized in connection with the MDRT Options. As of December 31, 2024, unrecognized share-based compensation expense related to unvested MDRT Options totaled RMB5,829, which is expected to be recognized over a weighted-average period of 0.25 years on a straight-line basis. The Group estimates that the forfeiture rate for the independent high-performing agents will be approximately 31% for the year ended December 31, 2024.

(d) 2024 Share Option Grants

On February 2, 2024, share options were granted to certain employees of the Company and top agents to purchase 5,799,925 ADSs of HPH as a supplement of salary and benefit packages. Pursuant to the share incentive program, the exercise price of these options is US$0.001 per HPH’s ADS. The options are scheduled to vest over a one-year period starting from March 1, 2025, subject to the achievement of certain key performance indicators by the option holders and their continued service with the Group. The performance indicators were failed to achieve during the year and the share option is all forfeited in the year. Share-based compensation expense was recognized in the first half year and reversed in the second half of the year.

On July 2, 2024, the board of directors of the Company granted share options to certain key employees (“2024 Option 4”) to purchase up to 138,000,000 ordinary shares of the Company. On July 14, 2024, Option 4 were fully exercised at an exercise price of US$0.096 per ordinary share with cash borrowed by the Grantees from the Group. As of December 4, 2024, all of the shares exercised under 2024 Option 4 have been repurchased by the Company at a price of US$0.096 per ordinary share and the loans to the Grantees for option exercise was fully repaid.

2023 Share Incentive Plan

On February 20, 2024, the board of directors (the “board”) adopted a share incentive plan under which the Company has reserved 113,423,618 ordinary shares for issuance, which was approximately 10% of the outstanding ordinary shares as of December 31, 2023. Up to the date the consolidated financial statements are issued, no options or RSUs have been granted under the share incentive plan.